Significant Accounting Policies - Additional Information (Detail) - CAD					12 Months Ended
	Dec. 31, 2015	Dec. 29, 2015	Mar. 12, 2015	Jan. 08, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Short-term investments original maturity					3 months
Income tax examination, Likelihood of unfavorable settlement					Tax benefits associated with income tax positions taken, or expected to be taken, in a tax return are recorded only when the "more-likely-than-not" recognition threshold is satisfied and are measured at the largest amount of benefit that has a greater than 50% likelihood of being realized upon settlement.
Threshold probability for recognition					50.00%
Asset impairment charges					CAD 0	CAD 0
Embedded derivatives	CAD 0				CAD 0	CAD 0
Computer Applications Software and Other Intangible Assets [Member]
Accounting Policies [Line Items]
Amortization rate					10.00%
Hydro One Networks [Member] | 2015 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement				CAD 1,477,000,000
Distribution revenue requirement			CAD 1,326,000,000
Hydro One Networks [Member] | 2016 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Distribution revenue requirement			1,430,000,000
Hydro One Networks [Member] | 2017 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Distribution revenue requirement			CAD 1,486,000,000
Hydro One Remote Communities [Member] | Requested Revenue Requirement [Member]
Accounting Policies [Line Items]
Increase in basic rate, distribution and generation of electricity	1.70%
Hydro One Remote Communities [Member] | Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Increase in basic rate, distribution and generation of electricity	1.60%
B2M Limited Partnership [Member]
Accounting Policies [Line Items]
Ownership interest in related party	66.00%				66.00%
B2M Limited Partnership [Member] | 2015 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		CAD 39,000,000
B2M Limited Partnership [Member] | 2016 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		36,000,000
B2M Limited Partnership [Member] | 2017 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		37,000,000
B2M Limited Partnership [Member] | 2018 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		38,000,000
B2M Limited Partnership [Member] | 2019 Approved Revenue Requirement [Member]
Accounting Policies [Line Items]
Transmission revenue requirement		CAD 37,000,000